REIMBURSEMENT RIGHTS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Schedule of reservation rights and obligations

	12/31/2021	12/31/2020
CCC (a)	6,153,575	7,050,686
CCC Provision - PECLD (b)	(340,063)	(1,462,555)
Reimbursement of fixed assets in progress - AIC (c)	582,722	—
Total rights of reimbursement	6,396,234	5,588,131

Angra Deviation 2 (d)	22,259	267,111
PROINFA (e)	836,744	1,373,656
Total repayment obligation	859,003	1,640,767

(a)	CCC

These are credits that represent the right to reimbursement from the CCC, related to the costs of generating electricity in isolated systems, including costs related to the contracting of energy and power associated with own generation to serve the public electricity service, the charges and taxes of the electric sector and, also, the investments made. The Company records provisions based on the expectation of receipt, considering the criteria for assessing the assurance inspections carried out by the ANEEL.

In September 2021, the ANEEL approved the result of the inspection and monthly reprocessing of benefits from the CCC underpaid in the amount of R$ 116,273 to Eletronorte (from July 30, 2009, to June 30, 2016) and paid to Energisa Rondônia – Distribuidora de Energia S.A, Energisa Acre – Distribuidora de Energia S.A., and Roraima Energia S.A. (from July 2016 to April 2017). There was an approval for the amounts of: (i) R$ 806,574 of credit from Energisa Rondônia – Distribuidora de Energia S.A. with the CCC receivable by Eletrobras; (ii) negative R$ 97,529 from Energisa Acre – Distribuidora de Energia S.A. related to a debt of Eletrobras with the CCC, and (iii) R$ 29,688 in overpayment for Roraima Energia S.A., with Eletrobras being required to return this amount to the CCC. The amounts refer to the position of April 2021 and are in line with the result from Technical Notes No. 106/2021, 111/2021, and 152/2021, respectively. In addition, the value to date of R$ 21,289 was approved for the inspection process of Roraima Energia S.A., in relation to the period of July 2009 and June 2017, which will be used to deduct the concession bonus of the new generation concessions in the process of Eletrobras’ capitalization.

The value of R$ 6,270,571 from the right to reimbursement for the subsidiary consists of: (i) R$ 3,364,072 related to the final result of the inspection and monthly reprocessing of the CCC benefits underpaid to the aforementioned distributors, and (ii) R$ 2,906,499 related to verified expenses with the acquisition of fuels not reimbursed by the CCC, resulting from the economic energetic efficiency requirements. The latter will be deducted from the concession bonus, as provided for in Law No. 14,182/2021. See note 1.

Eletrobras and Eletronorte will receive these amounts in 60 monthly installments adjusted by the IPCA, with the payment starting in January 2022.

(b)	CCC - ECL Allowance

The above balance refers to the publication of the ANEEL’s Technical Notes Nos. 106/2021, 111/2021, and 152/2021 that provide for the result of the second inspection period (July 2016 and April 2017) of the CCC credits assumed by the companies Energisa Rondônia - Distribuidora de Energia S.A., Energisa Acre – Distribuidora de Energia S.A. and Roraima Energia S.A. regarding the process of privatization of the distributors. The transactions of the period can be sufficiently accounted for by the write-off of the provision. The impact in the income statement for the year ended December 31, 2021, was R$ 498,630.

(c)	Reimbursement of AIC

The TCU determined the inclusion in the Notice of Sale and in the Agreement of Purchase and Sale of Shares and Other Covenants, of a device that allowed the sharing with Eletrobras of future benefits from the recognition by the ANEEL of the AIC in the Net Remuneration Base of the distributors, which had not been considered in the valuation. In this way, Eletrobras was assured of the right to be reimbursed in the amount corresponding to 50% of the balance of the AIC, existing on the base date of February 2017, and recognized by the ANEEL in the Net Regulatory Remuneration Base of distributors in the first tariff review after privatization. For more information, see note 42.

(d)	Deviation of Angra 2

The negative deviation balance results from the fact that the amount of energy supplied was less than   the guaranteed energy for the periods of 2021 and 2020. This corresponds to the amount of energy not delivered, valued at the highest value between the average Differences Liquidation Price – PLD for said year and the tariff ratified by the ANEEL in REN No. 2,661/2019.

(e)	PROINFA

The electric energy trading operations under PROINFA generated a negative net balance of R$ 536,912 for the year ended December 31, 2021 (positive R$ 546,134 for the year ended December 31, 2020), with no effect on net income for the year of the Company, this amount being included in the item Reimbursement Obligations.